Stock Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	$ 7.47	$ 7.47
Granted			$ 7.47
Vested / (Cancelled)	0	0
Ending balance	$ 7.47	$ 7.47	$ 7.47
Beginning balance	90,626	90,626
Granted			90,626
Vested / (Cancelled)	0	0
Ending balance	90,626	90,626	90,626